REGISTRATION NO. 333-65506
                                                                       811-07465

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28

                                -----------------

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                 P.O. Box 990026
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]  on _____________ pursuant to paragraph (b) of Rule 485.

[ X ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]  on _____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                     PART A

                                   PROSPECTUS

The purpose of this filing is to add a Prospectus to the Registration Statement filed under File Number 333-65506 as amended by Post Effective Amendment No. 6 on April 22, 2005. The prospectus included in the aforementioned filing is hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment No. 7 does not amend or delete any other part of this Registration Statement.

            TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III PROSPECTUS:
                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. The Fixed Account option may not currently be available. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


GREENWICH STREET SERIES FUND                                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Salomon Brothers Variable Aggressive Growth Fund -- Class I Shares          Core Plus Fixed Income Portfolio, Class II
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)                            Emerging Markets Equity Portfolio, Class I
   Dividend Growth Portfolio(1)                                                Equity and Income Portfolio, Class II
   Equity Portfolio(2)                                                         Equity Growth Portfolio, Class I
   S&P 500 Index Portfolio(3)                                                  Global Franchise Portfolio, Class II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                                    Global Value Equity Portfolio, Class I
   All Cap Fund Class I(4)                                                     Mid Cap Growth Portfolio, Class I
   High Yield Bond Fund -- Class I                                             Small Company Growth Portfolio, Class II
   Investors Fund -- Class I                                                   U.S. Mid Cap Value Portfolio, Class I(5)
   Large Cap Growth Fund -- Class I                                            U.S. Real Estate Securities Portfolio, Class I
   Small Cap Growth Fund -- Class I                                            Value Portfolio, Class I
   Strategic Bond Fund -- Class I                                            TRAVELERS SERIES FUND INC.
SCUDDER VARIABLE SERIES I                                                      AIM Capital Appreciation Portfolio
   Growth and Income Portfolio -- Class B                                      MFS Total Return Portfolio
SCUDDER VARIABLE SERIES II                                                   VAN KAMPEN LIFE INVESTMENT TRUST
   Scudder International Select Equity Portfolio -- Class B                    Comstock Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                                     Emerging Growth Portfolio Class II Shares
   Equity Income Portfolio                                                     Enterprise Portfolio Class II Shares
   Large Cap Portfolio                                                         Government Portfolio Class II Shares
   Managed Allocation Series: Aggressive Portfolio                             Growth and Income Portfolio Class II Shares
   Managed Allocation Series: Conservative Portfolio                           Money Market Portfolio Class II Shares
   Managed Allocation Series: Moderate Portfolio                            VARIABLE INSURANCE PRODUCTS FUND
   Managed Allocation Series: Moderate-Aggressive Portfolio                    Contrafund(R) Portfolio -- Service Class 2
   Managed Allocation Series: Moderate-Conservative Portfolio                  Mid Cap Portfolio -- Service Class 2
   Style Focus Series: Small Cap Value Portfolio


---------------------------------------------------------------------------------------------------------------------------
(1)  Formerly The Dividend Growth Portfolio -- Class Y                      (4)  Formerly Capital Fund -- Class I
(2)  Formerly The Equity Portfolio -- Class Y                               (5)  Formerly U.S. Mid Cap Core Portfolio, Class I
(3)  Formerly The S&P 500 Index Portfolio -- Class Y


The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                  JULY __, 2005

                                                     TABLE OF CONTENTS

Glossary.................................................     3    Payment Options............................................   46
Summary..................................................     5       Election of Options.....................................   46
Fee Table................................................     9       Annuity Options.........................................   46
Condensed Financial Information..........................    15       Variable Liquidity Benefit..............................   47
The Annuity Contract.....................................    15    Miscellaneous Contract Provisions..........................   47
   Contract Owner Inquiries..............................    16       Right to Return.........................................   47
   Purchase Payments.....................................    16       Termination.............................................   48
   Accumulation Units....................................    16       Required Reports........................................   48
   The Variable Funding Options..........................    17       Suspension of Payments..................................   48
Fixed Account............................................    21    The Separate Accounts......................................   48
Charges and Deductions...................................    21       Performance Information.................................   49
   General...............................................    21    Federal Tax Considerations.................................   49
   Withdrawal Charge.....................................    22       General Taxation of Annuities...........................   49
   Free Withdrawal Allowance.............................    22       Types of Contracts: Qualified and Non-qualified.........   50
   Administrative Charges................................    23       Qualified Annuity Contracts.............................   50
   Mortality and Expense Risk Charge.....................    23         Taxation of Qualified Annuity Contracts...............   50
   Enhanced Stepped-Up Provision Charge..................    23         Mandatory Distributions for Qualified Plans...........   50
   Guaranteed Minimum Withdrawal Benefit Charge..........    23       Non-qualified Annuity Contracts.........................   50
   Guaranteed Minimum Accumulation Benefit Charge........    23         Diversification Requirements for Variable Annuities...   51
   Variable Liquidity Benefit Charge.....................    23         Ownership of the Investments..........................   51
   Variable Funding Option Expenses......................    24         Taxation of Death Benefit Proceeds....................   52
   Premium Tax...........................................    24       Other Tax Considerations................................   52
   Changes in Taxes Based upon Premium or Value..........    24         Treatment of Charges for Optional Benefits............   52
Transfers................................................    24         Penalty Tax for Premature Distribution................   52
   Dollar Cost Averaging.................................    26         Puerto Rico Tax Considerations........................   52
Access to Your Money.....................................    26         Non-Resident Aliens...................................   52
   Systematic Withdrawals................................    27    Other Information..........................................   53
Ownership Provisions.....................................    27       The Insurance Companies.................................   53
   Types of Ownership....................................    27       Financial Statements....................................   53
Contract Owner...........................................    27       Distribution of Variable Annuity Contracts..............   53
     Beneficiary.........................................    28       Conformity with State and Federal Laws..................   55
     Annuitant...........................................    28       Voting Rights...........................................   55
Death Benefit............................................    28       Restrictions on Financial Transactions..................   55
Death Proceeds before the Maturity Date..................    28       Legal Proceedings and Opinions..........................   55
   Enhanced Stepped-Up Provision.........................    29    Appendix A The Fixed Account...............................  A-1
   Payment of Proceeds...................................    30    Appendix B: Waiver of Withdrawal Charge for
   Spousal Contract Continuance..........................    31       Nursing Home Confinement................................  B-1
   Beneficiary Contract Continuance......................    32    Appendix C: Contents of the Statement of
   Planned Death Benefit.................................    32       Additional Information..................................  C-1
   Death Proceeds after the Maturity Date................    32
Living Benefits..........................................    33
   Guaranteed Minimum Withdrawal Benefit.................    33
   Guaranteed Minimum Accumulation Benefit...............    38
The Annuity Period.......................................    45
   Maturity Date.........................................    45
   Allocation of Annuity.................................    45
   Variable Annuity......................................    45
   Fixed Annuity.........................................    46

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                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

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VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
              TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants the age of 80 or younger as of the Contract Date. The ages of the owner and Annuitant determine which optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in Contract Year eight and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE...........................................  6%(1)
     (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

     TRANSFER CHARGE.............................................  $10(2)
     (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

     VARIABLE LIQUIDITY BENEFIT CHARGE...........................  6%(3)

     (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
        -------------------------------------------  ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years               2 years                6%
                 2 years               4 years                5%
                 4 years               5 years                4%
                 5 years               6 years                3%
                 6 years               7 years                2%
                7 years+                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


           YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
        -------------------------------------------  ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years               2 years                6%
                 2 years               4 years                5%
                 4 years               5 years                4%
                 5 years               6 years                3%
                 6 years               7 years                2%
                7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge                      1.40%
Administrative Expense Charge                          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED                          1.55%
Optional E.S.P. Charge                                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED                                   1.70%
Optional GMAB Charge                                   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED                                     2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)                            2.20%
Optional GMWB I Charge                                 0.40%)
Optional GMWB II Charge                                0.50%(6)
Optional GMWB III Charge                               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED                                   1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED                                  2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED                                 1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED                             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED                            2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED                           1.95%

----------
(5)  GMAB and GMWB cannot both be elected.

(6)  The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM       MAXIMUM
                                                       -----------   -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.41%         1.88%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION
                                                               AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                              SERVICE                 TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES
-----------------                          -------------- --------------- ---------- --------------- ----------------- -------------
GREENWICH STREET SERIES FUND
   Salomon Brothers
     Variable Aggressive Growth
     Fund -- Class I Shares ..............     0.87%             --          0.17%         1.04%              --          1.04%(1)
MORGAN STANLEY VARIABLE
   INVESTMENT SERIES (CLASS Y)
   Dividend Growth Portfolio* ............     0.45%           0.25%         0.10%         0.80%              --          0.80%
   Equity Portfolio* .....................     0.42%           0.25%         0.11%         0.78%              --          0.78%
   S&P 500 Index Portfolio* ..............     0.12%           0.25%         0.14%         0.51%              --          0.51%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC
   All Cap Fund -- Class I ...............     0.81%             --          0.08%         0.89%              --          0.89%(2)
   High Yield Bond Fund -- Class I .......     0.75%             --          0.39%         1.14%              --          --(15)
   Investors Fund -- Class I .............     0.68%             --          0.09%         0.77%              --          0.77%(3)
   Large Cap Growth Fund -- Class I ......     0.71%             --          0.86%         1.57%              --          --(4),(15)
   Small Cap Growth Fund -- Class I ......     0.75%             --          0.28%         1.03%              --          1.03%
   Strategic Bond Fund -- Class I ........     0.75%             --          0.23%         0.98%              --          0.98%
SCUDDER VARIABLE SERIES I
   Growth and Income
     Portfolio -- Class B* ...............     0.48%           0.25%         0.16%         0.89%              --          0.89%(5)
SCUDDER VARIABLE SERIES II
   Scudder International Select
     Equity Portfolio -- Class B* ........     0.75%           0.25%         0.28%         1.28%              --          1.28%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio ...............     0.73%             --          0.11%         0.84%              --          --(6)
   Large Cap Portfolio ...................     0.75%             --          0.11%         0.86%              --          0.86%(6)
   Managed Allocation
     Series: Aggressive Portfolio ........     0.15%             --          0.26%         0.41%            0.06%         0.35%(7)
   Managed Allocation
     Series: Conservative Portfolio ......     0.15%             --          0.26%         0.41%            0.06%         0.35%(7)
   Managed Allocation
     Series: Moderate Portfolio ..........     0.15%             --          0.26%         0.41%            0.06%         0.35%(7)
   Managed Allocation Series:
     Moderate-Aggressive Portfolio .......     0.15%             --          0.26%         0.41%            0.06%         0.35%(7)
   Managed Allocation Series:
     Moderate-Conservative Portfolio .....     0.15%             --          0.26%         0.41%            0.06%         0.35%(7)
   Style Focus Series:
     Small Cap Value Portfolio ...........     0.83%             --          0.43%         1.26%            0.16%         1.10%(8)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   Core Plus Fixed Income Portfolio,
     Class II* ...........................     0.38%           0.35%         0.32%         1.05%              --          --(15)
   Emerging Markets Equity Portfolio,
     Class I .............................     1.25%             --          0.46%         1.71%              --          --(15)
   Equity and Income Portfolio,
     Class II* ...........................     0.49%           0.35%         0.36%         1.20%              --          --(15)
   Equity Growth Portfolio,
     Class I .............................     0.50%             --          0.34%         0.84%              --          0.84%

                                                            DISTRIBUTION
                                                               AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                              SERVICE                 TOTAL ANNUAL        WAIVER          ANNUAL
                                             MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES
----------------                           -------------- --------------- ---------- --------------- ----------------- -------------
   Global Franchise Portfolio,
     Class II* ...........................     0.80%           0.35%         0.50%         1.65%              --         --(15)
   Global Value Equity Portfolio,
     Class I .............................     0.67%             --          0.37%         1.04%              --         1.04%
   Mid Cap Growth Portfolio,
     Class I .............................     0.75%             --          0.38%         1.13%              --         --(15)
   Small Company Growth Portfolio,
     Class II* ...........................     0.92%           0.35%         0.61%         1.88%              --         --(15)
   U.S. Mid Cap Value Portfolio,
     Class I .............................     0.72%             --          0.30%         1.02%              --         1.02%
   U.S. Real Estate Securities
     Portfolio, Class I ..................     0.76%             --          0.26%         1.02%              --         1.02%
   Value Portfolio, Class I ..............     0.55%             --          0.40%         0.95%              --         --(15)
TRAVELERS SERIES FUND INC
   AIM Capital Appreciation Portfolio ....     0.80%             --          0.05%         0.85%              --         0.85%
   MFS Total Return Portfolio ............     0.77%             --          0.02%         0.79%              --         0.79%(9)
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares* ...     0.57%           0.25%         0.04%         0.86%              --         0.86%
   Emerging Growth Portfolio
     Class II Shares* ....................     0.70%           0.25%         0.07%         1.02%              --         1.02%
   Enterprise Portfolio
     Class II Shares* ....................     0.50%           0.25%         0.13%         0.88%              --         --(10),(15)
   Government Portfolio
     Class II Shares* ....................     0.50%           0.25%         0.15%         0.90%              --         --(11),(15)
   Growth and Income
     Portfolio Class II Shares* ..........     0.58%           0.25%         0.04%         0.87%              --         0.87%
   Money Market Portfolio
     Class II Shares* ....................     0.49%           0.25%         0.22%         0.96%              --         --(12),(15)
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio --
     Service Class 2* ....................     0.57%           0.25%         0.11%         0.93%              --         --(13),(15)
   Mid Cap Portfolio --
     Service Class 2* ....................     0.57%           0.25%         0.14%         0.96%              --         --(14),(15)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.

(2) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(3) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(4) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.

(5) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share class: Scudder Growth and Income (1.09%).

(6) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(7) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(8) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(9) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(10) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(11) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $73,341 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(12) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser waived $68,600 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at any time.

(13) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(15) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                    VOLUNTARY FEE    NET TOTAL
                                                    WAIVER AND/OR      ANNUAL
                                                       EXPENSE       OPERATING
     FUNDING OPTION                                 REIMBURSEMENT     EXPENSES
     --------------                                 -------------     --------
     High Yield Bond Fund -- Class I ..............     0.14%           1.00%
     Large Cap Growth Fund -- Class I .............     0.57%           1.00%
     Equity Income Portfolio ......................     0.01%           0.83%
     Core Plus Fixed Income Portfolio, Class II ...     0.10%           0.95%
     Emerging Markets Equity Portfolio, Class I ...     0.06%           1.65%
     Equity and Income Portfolio, Class II ........     0.30%           0.90%
     Global Franchise Portfolio, Class II .........     0.45%           1.20%
     Mid Cap Growth Portfolio, Class I ............     0.08%           1.05%
     Small Company Growth Portfolio, Class II .....     0.63%           1.25%
     Value Portfolio, Class I .....................     0.10%           0.85%
     Enterprise Portfolio Class II Shares .........     0.03%           0.85%
     Government Portfolio Class II Shares .........     0.05%           0.85%
     Money Market Portfolio Class II Shares .......     0.11%           0.85%
     Contrafund(R) Portfolio -- Service Class 2 ...     0.02%           0.91%
     Mid Cap Portfolio -- Service Class 2 .........     0.03%           0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............


EXAMPLE 2 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............

EXAMPLE 3 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN**
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  --------   --------  --------  --------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............

EXAMPLE 5 --This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                            IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

No condensed financial information is shown here because, as of December 31, 2004, the Variable Funding Options had not yet commenced operations at the asset based charge levels applicable to the Contract.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Premier Advisers III Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions contained in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after age May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine if you can purchase the Contract, and which optional features are available to you.

                                                    MAXIMUM AGE BASED ON
                                                 THE OLDER OF THE OWNER AND
          DEATH BENEFIT/OPTIONAL FEATURE       ANNUITANT ON THE CONTRACT DATE
      --------------------------------------  ----------------------------------
      Standard Death Benefit                                 80
      Enhanced Stepped-Up Provision (E.S.P)                  75

Since optional benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation, tenure and brand recognition, performance and the capability and qualification of each sponsoring investment advisory firm. Another factor the Company considers during the initial selection process of an Underlying Fund is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company and/or its affiliate for providing administrative, marketing and other support services for the Underlying Fund.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund if the Company determines the Underlying Fund no longer meets the criteria and/or if the Underlying Fund has not attracted significant client assets. In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As mentioned above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund's assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund         Salomon Brothers Asset
     Aggressive Growth Fund -- Class I    normally invests in common stocks of         Management, Inc.
     Shares                               companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.
MORGAN STANLEY VARIABLE INVESTMENT
   SERIES (CLASS Y)
   Dividend Growth Portfolio              Seeks to provide reasonable current          Morgan Stanley Investment
                                          income and long term growth of income        Advisors Inc.
                                          and capital. The Fund normally invests
                                          in the common stocks of companies with
                                          a record of paying dividends and the
                                          potential for increasing dividends.

   Equity Portfolio                       Seeks growth of capital and secondarily      Morgan Stanley Investment
                                          income when consistent with the primary      Advisors Inc.
                                          objective. The Fund normally invests in
                                          equity securities and securities
                                          convertible into equity securities that
                                          are believed to have potential for
                                          superior growth.

   S&P 500 Index Portfolio                Seeks to provide investment results          Morgan Stanley Investment
                                          that, before expenses, correspond to         Advisors Inc.
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the common
                                          stocks included in the Index.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset
                                          normally invests in common stocks and        Management, Inc.
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       Salomon Brothers Asset
                                          preservation of capital. The Fund            Management, Inc.
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments and their agencies.

   Investors Fund -- Class I              Seeks long term growth of capital.           Salomon Brothers Asset
                                          Secondarily seeks current income. The        Management, Inc.
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital. The       Salomon Brothers Asset
                                          Fund normally invests in equity              Management, Inc.
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       Salomon Brothers Asset
                                          Fund normally invests in equity              Management, Inc.
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               Salomon Brothers Asset
                                          consistent with the preservation of          Management, Inc.
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
SCUDDER VARIABLE SERIES I
   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The portfolio invests at least 65% of
                                          total assets in equities, mainly common
                                          stocks. Although the portfolio can
                                          invest in companies of any size and
                                          from any country, it invests primarily
                                          in large US companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
SCUDDER VARIABLE SERIES II
   Scudder International Select           Seeks capital appreciation. Under            Deutsche Investment Management
     Equity Portfolio -- Class B          normal circumstances, the portfolio          Americas Inc.
                                          invests at least 80% of its net assets,      Subadviser: Deutsche Asset
                                          plus the amount of any borrowing for         Management Investments Services
                                          investment purposes, in equity               Ltd.
                                          securities and other securities with
                                          equity characteristics.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income by investing         Travelers Asset Management
                                          primarily in income producing equity         International Company LLC
                                          securities. In choosing these                Subadviser: Fidelity Management &
                                          securities, the fund will also consider      Research Company
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Large Cap Portfolio                    Seeks long term growth of capital. The       Travelers Asset Management
                                          Fund normally invests in the securities      International Company LLC
                                          of companies with large market               Subadviser: Fidelity Management &
                                          capitalizations.                             Research Company

   Managed Allocation Series:             Seeks long-term growth of capital. The       Travelers Asset Management
     Aggressive Portfolio                 Fund normally invests in other               International Company LLC
                                          investment companies ("Underlying            Subadviser: Deutsche Investment
                                          Funds") that invest primarily in equity      Management Americas Inc.
                                          securities.

   Managed Allocation Series:             Seeks a high level of current income         Travelers Asset Management
     Conservative Portfolio               with some consideration given to growth      International Company LLC
                                          of capital. The Fund normally invests        Subadviser: Deutsche Investment
                                          in other investment companies                Management Americas Inc.
                                          ("Underlying Funds") that invest in
                                          both equity and debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      Travelers Asset Management
     Moderate Portfolio                   current income and growth of capital,        International Company LLC
                                          with a greater emphasis on growth of         Subadviser: Deutsche Investment
                                          capital. The Fund normally invests in        Management Americas Inc.
                                          other investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Managed Allocation Series:             Seeks long-term growth of capital. The       Travelers Asset Management
     Moderate-Aggressive Portfolio        Fund normally invests in other               International Company LLC
                                          investment companies ("Underlying            Subadviser: Deutsche Investment
                                          Funds") that invest in both equity and       Management Americas Inc.
                                          debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      Travelers Asset Management
     Moderate-Conservative Portfolio      current income and growth of capital,        International Company LLC
                                          with a greater emphasis on income. The       Subadviser: Deutsche Investment
                                          Fund normally invests in other               Management Americas Inc.
                                          investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund         Travelers Asset Management
     Value Portfolio                      normally invests in common stocks and        International Company LLC
                                          other equity securities of small U.S.        Subadviser: Travelers Investment
                                          companies.                                   Management Company and Dreman
                                                                                       Value Management L.L.C.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                             market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio, Class II  Seeks both capital appreciation and          Morgan Stanley Investment
                                          current income. The Fund normally            Management Inc.
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio, Class II   Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in equity          Management Inc.
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in equity          Management Inc.
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley Investment
                                          The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class II                             The Fund normally invests in                 Management Inc.
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in common          Management Inc.
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley Investment
     Portfolio, Class I                   long-term capital appreciation. The          Management Inc.
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley Investment
                                          market cycle of three to five years.         Management Inc.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund         Travelers Investment Adviser Inc.
                                          normally invests in common stocks of         Subadviser:  AIM Capital
                                          companies that are likely to benefit         Management Inc.
                                          from new products, services or
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent        Travelers Investment Adviser Inc.
                                          with the prudent employment of capital.      Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

   Government Portfolio Class II          Seeks high current return consistent         Van Kampen Asset Management Inc.
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Growth and Income Portfolio Class      Seeks long-term growth of capital and        Van Kampen Asset Management Inc.
     II Shares                            income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen Asset Management Inc.
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.
VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by      Fidelity Management & Research
     Class 2                              investing in common stocks of companies      Company
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by         Fidelity Management & Research
                                          investing in common stocks of companies      Company
                                          with medium market capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

          YEARS SINCE PURCHASE PAYMENT MADE           WITHDRAWAL CHARGE
     ---------------------------------------------  ----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
               0 years               2 years                 6%
               2 years               4 years                 5%
               4 years               5 years                 4%
               5 years               6 years                 3%
               6 years               7 years                 2%
              7 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then;

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      o   if a lifetime annuity payout has begun

      o due to a minimum distribution under our minimum distribution rules then in effect

      o if you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
       -------------------------------------------  ----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years               2 years                6%
                2 years               4 years                5%
                4 years               5 years                4%
                5 years               6 years                3%
                6 years               7 years                2%
               7 years+                                      0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o   the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      o   the death benefit will not be payable upon the Annuitant's death

      o   the Contingent Annuitant becomes the Annuitant

      o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect. If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

Note: If the Contract Owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Contract Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below).

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The partial surrender reduction equals (1) the Step-Up Initial Value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

The following examples apply to the Adjusted Purchase Payment and Step-Up Value. Assume your current Contract Value is $55,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/55,000) = 9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = 16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                                                  NON-QUALIFIED CONTRACTS

-------------------------------------- ---------------------------- ----------------------------------------- --------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

-------------------------------------- ---------------------------- ----------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

-------------------------------------- ---------------------------- ----------------------------------------- --------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    But, if there is A CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------

-------------------------------------- ---------------------------- ----------------------------------------- --------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                               RULES APPLY*
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------

                                                    QUALIFIED CONTRACTS

-------------------------------------- ---------------------------- ----------------------------------------- --------------------
BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY THE                                               MANDATORY PAYOUT
THE DEATH OF THE                       PROCEEDS TO:                 UNLESS. . .                               RULES APPLY*
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive a distribution.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
-------------------------------------- ---------------------------- ----------------------------------------- --------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o   transfer ownership

      o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
                                       Principal                         Principal                        Principal
              ALSO CALLED:             Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:   Not available for purchase on          Available on or after          Not available at this time
                            or after March 21, 2005, unless      March 21, 2005 if approved
                                GMWB II is not approved                 in your state
                                     in your state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

------------------------------------ -------------- -------------- -------------
                                         GMWB I         GMWB II       GMWB III
------------------------------------ -------------- -------------- -------------
If you make your first withdrawal       5% of RBB      5% of RBB     5% of RBB
BEFORE the 3rd anniversary after
you purchase GMWB:
------------------------------------ -------------- -------------- -------------
If you make your first withdrawal      10% of RBB     10% of RBB     5% of RBB
AFTER the 3rd anniversary after
you purchase GMWB:
------------------------------------ -------------- -------------- -------------

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUE IMMEDIATELY
FTER WITHDRAWAL       $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------

WITHDRAWAL EXAMPLE FOR GMWB I

-------------------- ------------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------- ------------------------------------------------------- ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                         VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
-------------------- ------------ --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]    X 91,304/100,000)]                   (100,000       (88,235/100,000)]
                                                                                          X 10,000/85,000)]
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
-------------------- ------------ --------------------- -------------------- ----------- ------------------- -------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              a qualified retirement plan (Code Section 401),

          o   a tax-sheltered annuity (Code Section 403(b)),

          o   an individual retirement account (Code Sections 408(a)),

          o   an individual retirement annuity (Code Section 408(b)), or

          o   a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to

Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

-------------------------------------- ------------ ------------- --------------
                                          GMWB I       GMWB II       GMWB III
-------------------------------------- ------------ ------------- --------------
Current Annual Charge                      0.40%        0.50%         0.25%
-------------------------------------- ------------ ------------- --------------
Maximum Annual Charge After a Reset        1.00%        1.00%          N/A
-------------------------------------- ------------ ------------- --------------

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      o The total annual payment amount will equal the AWB and will never exceed your RBB, and

      o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-------------------------- -------------------------------- ------------------------------- ------------------------------
                                        GMWB I                          GMWB II                        GMWB III
-------------------------- -------------------------------- ------------------------------- ------------------------------
AWB                          5% of RBB if first withdrawal   5% of RBB if first withdrawal            5% of RBB
                                before 3rd anniversary           before 3rd anniversary
                            10% of RBB if first withdrawal        10% of RBB if first
                                 after 3rd anniversary            withdrawal after 3rd
                                                                      anniversary
-------------------------- -------------------------------- ------------------------------- ------------------------------
ANNUAL CHARGE                            0.40%                           0.50%                          0.25%
-------------------------- -------------------------------- ------------------------------- ------------------------------
RESET                                     Yes                             Yes                             No
-------------------------- -------------------------------- ------------------------------- ------------------------------
CAN I CANCEL MY GMWB?                     No                       Yes, after the 5th             Yes, after the 5th
                                                              anniversary of GMWB purchase   anniversary of GMWB purchase
-------------------------- -------------------------------- ------------------------------- ------------------------------
INVESTMENT RESTRICTIONS                   No                              Yes                            Yes
-------------------------- -------------------------------- ------------------------------- ------------------------------
WAIVER OF RECALCULATION                   No                              Yes                            Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS
-------------------------- -------------------------------- ------------------------------- ------------------------------


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

      o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

==================== ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT         BENEFIT BASE    CONTRACT VALUE        AMOUNT          BENEFIT BASE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000       Not Applicable      $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000          $100,000         $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
==================== ================= ================= ================ ================= ================= =================

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                       EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ==================================================== =====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                      CONTRACT VALUE       PURCHASE      BASE CALCULATION  CONTRACT VALUE       PURCHASE       BASE CALCULATION
                                           PAYMENT            AMOUNT                             PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
==================== ================= ================= ================ ================= ================= =================

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                            EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
============================ ============ ===================== ==================== ===================== ====================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER        $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO     $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
============================ ============ ===================== ==================== ===================== ====================

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                                                                                           CLASS B SUBACCOUNTS/ UNDERLYING
                       CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                             FUNDS
--------------------------------------------------------------------------------------   -------------------------------------
GREENWICH STREET SERIES FUND              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Salomon Brothers Variable                 Emerging Markets Equity Portfolio,             High Yield Bond Fund -- Class I
   Aggressive Growth Fund -- Class I            Class I                                     Strategic Bond Fund -- Class I
     Shares                                  Equity and Income Portfolio, Class II       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY VARIABLE INVESTMENT           Equity Growth Portfolio, Class I               Core Plus Fixed Income Portfolio,
   SERIES (CLASS Y)                          Global Franchise Portfolio, Class II             Class II
   Dividend Growth Portfolio                    Shares                                    VAN KAMPEN LIFE INVESTMENT TRUST
     Equity Portfolio                        Global Value Equity Portfolio, Class I         Government Portfolio Class II Shares
   S&P 500 Index Portfolio                   Mid Cap Growth Portfolio, Class I              Money Market Portfolio Class II Shares
                                             Small Company Growth Portfolio, Class II
SALOMON BROTHERS VARIABLE SERIES             U.S. Mid Cap Value Portfolio, Class I
   FUNDS INC.                                U.S. Real Estate Securities Portfolio,
   All Cap Fund -- Class I                      Class I
   Investors Fund -- Class I                 Value Portfolio, Class I
   Large Cap Growth Fund -- Class I       TRAVELERS SERIES FUND INC.
   Small Cap Growth Fund -- Class I          AIM Capital Appreciation Portfolio
SCUDDER VARIABLE SERIES I                    MFS Total Return Portfolio
   Growth and Income Portfolio --         VAN KAMPEN LIFE INVESTMENT TRUST
     Class B                                 Comstock Portfolio Class II Shares
   Scudder Variable Series II                Emerging Growth Portfolio Class II
   Scudder International Select Equity          Shares
     Portfolio -- Class B                    Enterprise Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                   Growth and Income Portfolio Class II
   Equity Income Portfolio                      Shares
   Large Cap Portfolio                    VARIABLE INSURANCE PRODUCTS FUND
   Managed Allocation Series:                Contrafund(R) Portfolio -- Service
     Aggressive Portfolio                       Class 2
   Managed Allocation Series:                Mid Cap Portfolio -- Service Class 2
     Conservative Portfolio
   Managed Allocation Series:
     Moderate Portfolio
   Managed Allocation Series:
     Moderate-Aggressive Portfolio
   Managed Allocation Series:
     Moderate-Conservative Portfolio
   Style Focus Series: Small Cap
     Value Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age
70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Travelers Fund ABD and Travelers Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70(1)/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX B
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUE.)

If after the first Contract Year and before the Maturity Date, you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licenses physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality, disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licenses physician, or the involuntary taking of drugs.

FILING A CLAIM. You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Condensed Financial Information
                Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21249BS, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21250S.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-24520                                                           July ___, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 2, 2005 as filed with Post-Effective Amendment Number 6 on April 22, 2005 is hereby incorporated by reference.

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004

       Statement of Operations for the year ended December 31, 2004

       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003

       Statement of Investments as of December 31, 2004

       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002

       Consolidated Balance Sheets as of December 31, 2004 and 2003

       Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002

       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

       Notes to Consolidated Financial Statements

       Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

        2.        Exempt.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a) Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

       4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        5.        None.

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 1997).

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm (Incorporated herein by reference to Exhibit 10 to the Registration on Form N-4 filed April 22, 2005).

      15(a). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, filed April 17, 2000.)

      15(b). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed February 26, 2001.)

      15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-65506, filed April 19, 2002.)

      15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 33-65343, filed January 21, 2005.)

      15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik. (Incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 33-65343, filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH INSURANCE COMPANY
----------------           ----------------------

George C. Kokulis          Director, Chairman, President and
                           Chief Executive Officer

Glenn D. Lammey            Director, Senior Executive Vice President,
                           Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston        Director and Executive Vice President

Edward W. Cassidy          Director and Executive Vice President

Brendan M. Lynch           Executive Vice President

David P. Marks             Executive Vice President and Chief Investment Officer

Winnifred Grimaldi         Senior Vice President

Marla Berman Lewitus       Director, Senior Vice President and General Counsel

William P. Krivoshik       Director, Senior Vice President and
                           Chief Information Officer

David A. Golino            Vice President and Controller

Donald R. Munson, Jr.      Vice President

Mark Remington             Vice President

Tim W. Still               Vice President

Bennett Kleinberg          Vice President

Dawn Fredette              Vice President

George E. Eknaian          Vice President and Chief Actuary

Linn K. Richardson         Second Vice President and Actuary

Paul Weissman              Second Vice President and Actuary

Ernest J.Wright            Vice President and Secretary

Kathleen A. McGah          Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

Not applicable.

ITEM 28.      INDEMNIFICATION

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)  NAME AND PRINCIPAL             POSITIONS AND OFFICES
     BUSINESS ADDRESS               WITH UNDERWRITER
     ----------------               ----------------

     Kathleen L. Preston            Board of Manager

     Glenn D. Lammey                Board of Manager

     William F. Scully III          Board of Manager

     Donald R. Munson, Jr.          Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer


     Tim W. Still                   Vice President

     Anthony Cocolla                Vice President

     John M. Laverty                Treasurer and Chief Financial Officer

     Stephen E. Abbey               Chief Compliance Officer

     Ernest J. Wright               Secretary

     Kathleen A. McGah              Assistant Secretary

     William D. Wilcox              Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.


ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES
                                   ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 16th day of June, 2005.


                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                    By: *GLENN D. LAMMEY
                                        ----------------------------------------
                                        Glenn D. Lammey, Chief Financial Officer
                                        and Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 16th day of June, 2005.


*GEORGE C. KOKULIS                  Director, President and Chief Executive
-----------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                    Director, Chief Financial Officer, Chief
-----------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                   Officer)

*MARLA BERMAN LEWITUS               Director, Senior Vice President and General
-----------------------------       Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                Director and Executive Vice President
-----------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                  Director and Executive Vice President
-----------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK               Director, Senior Vice President and Chief
-----------------------------       Information Officer
(William P. Krivoshik)



By:  /s/ Ernest J. Wright, Attorney-in-Fact